DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	$ 8,498	$ 8,321
Others	1,744	2,529
UT other liabilities	277,417	113,253
Total	287,659	124,103
Non Current [Abstract]
Payable for compensation for the Board of Directors and Supervisory Committee	0	0
Others	0	0
UT other liabilities	0	0
Total	$ 0	$ 0